FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of fair value hierarchy for assets and liabilities measured at fair value on recurring basis

	December 31, 2019			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	310,439,321	—	310,439,321

	December 31, 2018			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	120,241,425	—	120,241,425

Schedule of reconciliation of recurring fair value measurements categorized as Level 3

	For the Year Ended December 31,
	2017	2018
Convertible loan - beginning of year	116,728,899	151,557,796
Change in fair value	43,006,399	34,499,858
Conversion to Series A-3 Preferred Shares	—	(181,112,874)
Foreign currency translation adjustment	(8,177,502)	(4,944,780)
Convertible loan - end of year	151,557,796	—